Acquisitions and Divestitures (Tables)	12 Months Ended
Mar. 31, 2011
Consideration Paid for Assets Acquired and Liabilities Assumed

Yen (millions)
(As adjusted)
Current assets	29,741
Non-current assets (excluding intangible assets)	16,912
Intangible assets (excluding goodwill)	37,370
Goodwill (not deductible for tax purposes)	32,981

117,004

Current liabilities	(35,105)
Non-current liabilities	(14,095)

(49,200)

Previously acquired equity interest measured at fair value	(22,050)
Cash paid for acquisition	(23,704)
Fair value of noncontrolling interests	(22,050)

(67,804)

Acquired Intangible Assets Subject to Amortization and Not Subject to Amortization

	Yen (millions)	Weighted average amortization Period (year)
The acquired intangible assets subject to amortization
Customer contracts and relationships	19,509	25
Dealer network	4,339	15
Technical know-how	3,056	6
Favorable lease agreements	1,027	5

	27,931

The acquired intangible assets not subject to amortization
Brands	9,439	—

	37,370

Hitachi Transport System [Member]
Consideration Paid for Assets Acquired and Liabilities Assumed

Yen (millions)
Cash paid for acquisition	48,930
Fair value of noncontrolling interests	3,622

52,552

Hitachi Medical [Member]
Consideration Paid for Assets Acquired and Liabilities Assumed

Yen (millions)
Current assets	43,346
Non-current assets (excluding intangible assets)	9,585
Intangible assets	1,811

54,742

Current liabilities	(13,740)
Non-current liabilities	(2,987)

(16,727)

Gain on the bargain purchase	(8,684)

Previously acquired equity interest measured at fair value	(3,699)
Cash paid for acquisition	(24,894)
Fair value of noncontrolling interests	(738)

(29,331)